UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/17

Item 1. Schedule of Investments.

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)

Franklin Real Estate Securities Fund

	Shares	Value

Common Stocks 99.6%
Diversified REITs 4.6%
Gramercy Property Trust	179,100	$5,412,402
VEREIT Inc	1,072,700	8,914,137
Washington REIT	194,800	6,512,164
		20,838,703
Health Care REITs 12.4%
CareTrust REIT Inc	296,800	5,413,632
HCP Inc	432,800	13,698,120
Physicians Realty Trust	334,600	6,230,252
Ventas Inc	165,820	11,167,977
Welltower Inc	262,100	19,235,519
		55,745,500
Hotel & Resort REITs 5.6%
Host Hotels & Resorts Inc	590,400	11,016,864
Summit Hotel Properties Inc	439,100	7,873,063
Sunstone Hotel Investors Inc	375,835	6,118,594
		25,008,521
Hotels, Resorts & Cruise Lines 1.1%
Hilton Worldwide Holdings Inc	78,833	4,929,428
Industrial REITs 8.8%
First Industrial Realty Trust Inc	292,100	8,914,892
Prologis Inc	378,961	23,044,618
Rexford Industrial Realty Inc	274,500	7,828,740
		39,788,250
Office REITs 15.4%
Alexandria Real Estate Equities Inc	111,600	13,531,500
Boston Properties Inc	103,200	12,477,912
Brandywine Realty Trust	402,900	6,772,749
Highwoods Properties Inc	112,500	5,796,000
Kilroy Realty Corp	143,600	9,967,276
SL Green Realty Corp	89,000	9,191,030
Vornado Realty Trust	144,145	11,437,906
		69,174,373
Real Estate Development 1.1%
[a] Howard Hughes Corp	39,600	4,982,076
Residential REITs 18.5%
American Homes 4 Rent, A	468,100	10,770,981
AvalonBay Communities Inc	103,972	19,999,014
Camden Property Trust	93,200	8,360,040
Equity Lifestyle Properties Inc	131,400	11,471,220
Equity Residential	252,844	17,208,563
Essex Property Trust Inc	27,163	7,108,557
Mid-America Apartment Communities Inc	78,100	8,085,693
		83,004,068
Retail REITs 19.5%
Agree Realty Corp	77,000	3,786,090
Federal Realty Investment Trust	25,900	3,435,117
GGP Inc	421,600	9,532,376
Kimco Realty Corp	114,100	2,302,538

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN REAL ESTATE SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value
Common Stocks (continued)
Retail REITs (continued)
The Macerich Co	28,721	$1,648,298
Realty Income Corp	205,600	11,731,536
Regency Centers Corp	157,700	10,442,894
Retail Properties of America Inc., A	461,100	6,100,353
Simon Property Group Inc	207,000	32,809,500
Weingarten Realty Investors	182,800	5,933,688
		87,722,390
Specialized REITs 12.6%
American Tower Corp	43,200	5,889,456
Coresite Realty Corp	84,500	9,175,010
CubeSmart	214,000	5,277,240
CyrusOne Inc	128,900	7,696,619
Digital Realty Trust Inc	122,300	14,106,082
Public Storage	71,400	14,677,698
		56,822,105
Total Common Stocks (Cost $270,018,116)		448,015,414

Short Term Investments (Cost $2,519,321) 0.6%
Money Market Funds 0.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	2,519,321	2,519,321
Total Investments (Cost $272,537,437) 100.2%		450,534,735
Other Assets, less Liabilities (0.2)%		(698,330)
Net Assets 100.0%		$449,836,405

See Abbreviations on page 5.

[a]Non-income producing.
[b]See Note 5 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day yield at period end.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$298,590,509

Unrealized appreciation	$180,898,575
Unrealized depreciation	(28,954,349)
Net unrealized appreciation (depreciation)	$151,944,226

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.63%	2,122,603	19,046,561	(18,649,843)	2,519,321	$2,519,321	$3,106	$-	0.0%[a]

[a]Rounds to less than 0.1%.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN REAL ESTATE SECURITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
REIT Real Estate Investment Trust

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2017